INCOME TAXES (Schedule of Provision for Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Currently payable:
Federal									$ 877	$ 801	$ 659
State									186	105	137
Current income taxes, total									1,063	906	796
Deferred									(68)	(58)	3
Change in corporate tax rate									133
Total	$ 243	$ 233	$ 355	$ 297	$ 203	$ 263	$ 196	$ 186	$ 1,128	$ 848	$ 799